LOANS PAYABLE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 493,087	$ 1,082,045
Advance		1,143
Repayment - cash		(585,388)
Repayment - shares	(498,329)	(17,790)
Net exchange differences	5,242	13,077
Balance		493,087
Third Party [Member]
IfrsStatementLineItems [Line Items]
Balance		18,813
Advance
Repayment - cash
Repayment - shares		(17,790)
Net exchange differences		(1,023)
Balance
Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance	493,087	564,375
Advance
Repayment - cash		(85,388)
Repayment - shares	(498,329)
Net exchange differences	5,242	14,100
Balance		493,087
Bank Loan [Member]
IfrsStatementLineItems [Line Items]
Balance		498,857
Advance		1,143
Repayment - cash		(500,000)
Repayment - shares
Net exchange differences
Balance